UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period: MARCH 1, 2018 – FEBRUARY 28, 2019

(Annual Shareholder Report)

Item 1.	Reports to Shareholders

ANNUAL REPORT

AMG Funds

February 28, 2019

AMG Systematic Mid Cap Value Fund

Class N: SYAMX | Class I: SYIMX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary or, if you invest directly with the Fund, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-548-4539 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Fund.

amgfunds.com |	022819	AR004

AMG Funds Annual Report — February 28, 2019

TABLE OF CONTENTS	PAGE

LETTER TO SHAREHOLDERS	2

ABOUT YOUR FUND’S EXPENSES	3

PORTFOLIO MANAGER’S COMMENTS, FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	10

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	12

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal year

Statements of Changes in Net Assets	13

Detail of changes in assets for the past two fiscal years

Financial Highlights	14

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	16

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	22

OTHER INFORMATION	23

TRUSTEES AND OFFICERS	24

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder:

The fiscal year ended February 28, 2019, was a volatile period for financial markets and led to mixed returns for investors. U.S. stock markets climbed to new record highs through the summer of 2018 as a strong domestic economy enabled investors to shrug off rising interest rates and mounting global macro risks. Resiliency gave way to volatility as hawkish Federal Reserve policy and an escalation of the U.S./China trade war triggered a global selloff late in 2018. Global markets rebounded strongly early in 2019 and the S&P 500® Index ended the fiscal year with a modestly positive 4.68% return. International equities were less resistant to pressures facing the global economy and returned -6.46% as measured by the MSCI All Country World Ex USA Index.

In total, nine out of eleven sectors of the S&P 500® Index were positive during the prior 12 months; however, there was significant dispersion in performance across sectors. Utilities and real estate stocks led the Index with returns of 20.35% and 19.67%, respectively, while companies within the financials and materials sectors lagged other sectors with returns of -6.34% and -5.81%, respectively. Despite the underperformance of growth stocks during the fourth quarter of 2018, growth still managed to outperform value and ended the fiscal year with returns of 6.62% and 3.16% for the Russell 1000® Growth and Russell 1000® Value Indexes, respectively. International developed and emerging markets demonstrated significantly weaker returns, with the MSCI EAFE and MSCI Emerging Markets Index returning -6.04% and -9.89%, respectively, in the 12 months ending February 28, 2019.

The Federal Reserve raised short-term interest rates four times over the course of the year to end the year at a target rate of 2.25%–2.50%. Interest rates rose through the first half of the fiscal year and created a headwind for bond prices, but performance improved late in 2018 and early 2019 as investors sought the relative safety of bonds during the global market selloff and a dovish tilt from the Federal Reserve caused long-term interest rates to fall. The yield on the 10-year U.S. Treasury note crossed above 3% at the end of September but fell dramatically as investors sought to insulate themselves from market volatility. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond market performance, ended the fiscal year with a 3.17% return. During the past year, the short end of the yield curve has risen faster than the longer end, resulting in the 2–10 year Treasury spread of 0.21%. High yield bonds outperformed despite their struggles in the fourth quarter and the Bloomberg Barclays U.S. Corporate High Yield Bond Index returned 4.31%. Municipal bonds also outperformed the broader bond market with a 4.13% return for the Bloomberg Barclays Municipal Bond Index.

AMG Funds appreciates the privilege of providing investment tools to you and your clients. Our foremost goal is to provide investment solutions that help our shareholders successfully reach their long-term investment goals. AMG Funds provides access to a distinctive array of actively managed return-oriented investment strategies. We thank you for your continued confidence and investment in AMG Funds. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

Respectfully,

Keitha Kinne

President

AMG Funds

Average Annual Total Returns		Periods ended February 28, 2019*
Stocks:		1 Year	3 Years	5 Years

Large Caps	(S&P 500® Index)	4.68%	15.28%	10.67%

Small Caps	(Russell 2000® Index)	5.58%	16.67%	7.36%

International	(MSCI All Country World Ex USA Index)	(6.46)%	10.72%	2.50%
Bonds:

Investment Grade	(Bloomberg Barclays U.S. Aggregate Bond Index)	3.17%	1.69%	2.32%

High Yield	(Bloomberg Barclays U.S. Corporate High Yield Bond Index)	4.31%	9.81%	4.53%

Tax-exempt	(Bloomberg Barclays Municipal Bond Index)	4.13%	2.28%	3.44%

Treasury Bills	(ICE BofAML U.S. 6-Month Treasury Bill Index)	2.16%	1.28%	0.85%

*Source: FactSet. Past performance is no guarantee of future results.

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended February 28, 2019	Expense Ratio for the Period	Beginning Account Value 09/01/18	Ending Account Value 02/28/19	Expenses Paid During the Period*
AMG Systematic Mid Cap Value Fund
Based on Actual Fund Return
Class N	1.12%	$1,000	$915	$5.32
Class I	0.87%	$1,000	$916	$4.13
Based on Hypothetical 5% Annual Return
Class N	1.12%	$1,000	$1,019	$5.61
Class I	0.87%	$1,000	$1,020	$4.36

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

AMG Systematic Mid Cap Value Fund Portfolio Manager’s Comments (unaudited)

THE YEAR IN REVIEW

For the fiscal year ending February 28, 2019, the AMG Systematic Mid Cap Value Fund (Class I) (the Fund) returned -1.56%, compared to the Russell Midcap® Value Index’s (the Index) return of 2.63% for the same period.

Volatility intensified in a fiscal year that saw investor optimism early in 2018, following the passage of tax reform, give way to severely negative sentiment as the year moved on. Although the ongoing domestic expansion has entered its second decade, slowing global macroeconomic activity, uncertainty about tariffs and protectionism, concerns about Federal Reserve hawkishness, and myriad domestic and geopolitical risks all weighed heavily on the equity markets as the year progressed. Stocks closed the fourth calendar quarter in a downward spiral, but a sudden dovish shift in the Feds tone, coupled with hopes for a trade détente between the U.S. and China, led to a sharp rally into fiscal year-end that nearly pulled the Fund out of the red for the fiscal year as a whole.

In this market environment, our bottom-up, fundamentals-driven investment process was out of favor. With fear pervasive among equity investors, they shunned many of the quantitative, “catalyst” factors we utilize in selecting stocks, and instead gravitated toward stock characteristics that offer perceived safety, like high dividend yields and low volatility of returns. Not only are these factors inconsistent with our earnings-focused process, but the flows of funds into stocks offering yield and low-volatility drove a rather perverse underperformance of companies with positive estimate revisions, earnings growth, and earnings surprises. During this bizarre departure from normalcy, companies with the highest estimate revisions in the Russell Midcap® Value benchmark, by quintile, underperformed the benchmark by about 700 basis points during the Fund’s fiscal year. Amid this irrational trading behavior, our multi-factor valuation methodology also showed little to no efficacy.

From an attribution standpoint, stock selection had a negative impact on the Fund’s performance relative to the Index. Largely due to the previously discussed strategic headwinds, selection in the energy, materials, and financials sectors hurt the Fund’s performance against the benchmark, more than offsetting favorable contributions from information technology and consumer staples. Sector allocation also constrained our performance relative to the Index. Underweights to utilities and real estate stood out as detractors, in light of the interest rate sensitivity in these sectors during a year when dividend yield worked so well.

Looking ahead, the Trump administration’s ongoing dialogue with China will be the prime determinant of whether Wall Street can hold the gains it has enjoyed early in the new fiscal year. Geopolitical events beyond China include Brexit and any related fallout across the pond. In the meantime, while the benefits of fiscal stimulus have waned, the economy continues to slowly expand. We believe we are in the later innings of the economic cycle, a period that has usually presented a good environment for our investment discipline. Moreover, we look for the pronounced factor inversion that challenged last year’s relative performance to revert to the mean, as we started to see in the early weeks of 2019 alongside an improvement in investor sentiment, a dynamic that has been expected. Historically, bouts of sentiment-driven inefficacy of our “catalyst” factors have largely proven transitory, and have often triggered a meaningful tailwind to relative performance upon normalization. We believe such a tailwind could be at our backs presently.

This commentary reflects the viewpoints of Systematic Financial Management, L.P., as of February 28, 2019 and is not intended as a forecast or guarantee of future results and is subject to change without notice.

AMG Systematic Mid Cap Value Fund Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG Systematic Mid Cap Value Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. This graph compares a hypothetical $10,000 investment made in the AMG Systematic Mid Cap Value Fund’s Class I shares on February 28, 2009, to a $10,000 investment made in the Russell Midcap® Value Index for the same time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for the AMG Systematic Mid Cap Value Fund and the Russell Midcap® Value Index for the same time periods ended February 28, 2019.

[2]  From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]  The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[4]  Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[5]  The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[6]  The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, the Russell Midcap® Value Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell Midcap® Value Index is a trademark of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

Average Annual Total Returns[1]	One Year	Five Years	Ten Years
AMG Systematic Mid Cap Value Fund2, [3,4,5]
Class N	(1.77%)	4.99%	13.48%
Class I	(1.56%)	5.27%	13.78%
Russell Midcap® Value Index[6]	2.63%	7.44%	17.31%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

[1]  Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of February 28, 2019. All returns are in U.S. dollars ($).

AMG Systematic Mid Cap Value Fund Fund Snapshots (unaudited) February 28, 2019

PORTFOLIO BREAKDOWN

Sector	%of Net Assets

Financials	15.7

Industrials	12.9

Real Estate	11.7

Information Technology	11.4

Consumer Discretionary	10.4

Health Care	8.9

Utilities	7.6

Materials	6.7

Energy	6.7

Consumer Staples	4.7

Communication Services	1.6

Short-Term Investments	2.4

Other Assets Less Liabilities	(0.7)

TOP TEN HOLDINGS

Security Name	%of Net Assets

Entergy Corp.	3.4

Citizens Financial Group, Inc.	2.9

Nomad Foods, Ltd. (United Kingdom)	2.0

L3 Technologies, Inc.	1.9

BJ’s Wholesale Club Holdings, Inc.	1.9

Willis Towers Watson PLC (United Kingdom)	1.8

Lincoln National Corp.	1.8

Dick’s Sporting Goods, Inc.	1.8

Aptiv PLC (Ireland)	1.7

Comerica, Inc.	1.7

TopTenasaGroup	20.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Systematic Mid Cap Value Fund Schedule of Portfolio Investments February 28, 2019

	Shares	Value

Common Stocks - 98.3%

Communication Services - 1.6%

Liberty Media Corp.-Liberty Formula One, Class C*	13,280	$413,274

Telephone & Data Systems, Inc.	21,130	677,216

Total Communication Services		1,090,490

Consumer Discretionary - 10.4%

Aptiv PLC (Ireland)	14,435	1,199,693

AutoZone, Inc.*	920	863,852

Brunswick Corp.	10,360	546,386

Capri Holdings, Ltd. (United Kingdom)*	17,795	811,452

Darden Restaurants, Inc.	6,605	740,487

Dick’s Sporting Goods, Inc.[1]	30,975	1,209,884

Ralph Lauren Corp.	6,420	803,591

Royal Caribbean Cruises, Ltd.	8,150	965,612

Total Consumer Discretionary		7,140,957

Consumer Staples - 4.7%

BJ’s Wholesale Club Holdings, Inc.*	51,075	1,293,219

The JM Smucker Co.	3,100	328,321

The Kroger Co.	9,015	264,410

Nomad Foods, Ltd. (United Kingdom)*	66,890	1,344,489

Total Consumer Staples		3,230,439

Energy - 6.7%

Diamondback Energy, Inc.	6,960	716,393

Helmerich & Payne, Inc.	12,665	686,443

Kinder Morgan, Inc.	51,795	992,392

Marathon Oil Corp.	61,690	1,024,054

PBF Energy, Inc., Class A	17,385	540,152

WPX Energy, Inc.*	50,410	622,059

Total Energy		4,581,493

Financials - 15.7%

Athene Holding, Ltd., Class A*	19,755	880,085

Cadence BanCorp	16,310	326,037

Citizens Financial Group, Inc.	53,530	1,977,398

CNA Financial Corp.	19,965	862,887

Comerica, Inc.	13,435	1,170,323

The Hartford Financial Services Group, Inc.	15,755	777,667

KeyCorp	37,485	661,985

Lincoln National Corp.	19,675	1,230,081

Old Republic International Corp.	37,510	782,459

Stifel Financial Corp.	15,050	819,171

Willis Towers Watson PLC (United Kingdom)	7,250	1,247,145

Total Financials		10,735,238

	Shares	Value

Health Care - 8.9%

Agilent Technologies, Inc.	14,005	$1,112,557

Alexion Pharmaceuticals, Inc.*	8,360	1,131,359

Encompass Health Corp.	12,340	779,147

IQVIA Holdings, Inc.*	4,180	585,618

Jazz Pharmaceuticals PLC (Ireland)*	5,465	765,264

QIAGEN, N.V. (Netherlands)*	26,435	1,015,897

Zimmer Biomet Holdings, Inc.	5,925	735,411

Total Health Care		6,125,253

Industrials - 12.9%

AerCap Holdings, N.V. (Ireland)*	12,440	561,541

AMETEK, Inc.	6,765	538,359

CNH Industrial N.V. (United Kingdom)	24,120	262,426

EMCOR Group, Inc.	5,680	409,698

Ingersoll-Rand PLC	4,800	506,688

KBR, Inc.	39,130	773,209

Knight-Swift Transportation Holdings, Inc.	31,160	1,047,911

L3 Technologies, Inc.	6,200	1,312,850

Oshkosh Corp.	8,480	659,829

The Timken Co.	19,845	861,074

Trinity Industries, Inc.[1]	31,590	739,522

United Continental Holdings, Inc.*	12,965	1,138,457

Total Industrials		8,811,564

Information Technology - 11.4%

Akamai Technologies, Inc.*	8,155	568,077

Ciena Corp.*	15,335	654,191

Corning, Inc.	26,565	924,728

II-VI, Inc.*,1	18,240	774,835

KEMET Corp.	13,435	254,593

Motorola Solutions, Inc.	6,705	959,620

Perspecta, Inc.	27,340	576,874

Symantec Corp.	31,645	711,696

Synopsys, Inc.*	9,875	1,004,090

Verint Systems, Inc.*	17,540	934,005

Zebra Technologies Corp., Class A*	2,350	471,199

Total Information Technology		7,833,908

Materials - 6.7%

Alcoa Corp.*	12,265	361,818

Commercial Metals Co.	37,590	622,115

FMC Corp.	12,150	1,087,425

Huntsman Corp.	37,860	938,549

Livent Corp.*,1	15,690	200,832

The Mosaic Co.	14,905	466,079

    The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 6.7% (continued)

Sonoco Products Co.	5,945	$344,156

WestRock Co.	15,695	586,679

Total Materials		4,607,653

Real Estate - 11.7%

Alexandria Real Estate Equities, Inc., REIT	7,005	951,910

CBRE Group, Inc., Class A*	16,818	836,864

Cushman & Wakefield PLC*,1	49,695	910,909

Digital Realty Trust, Inc., REIT [1]	8,369	946,701

Gaming and Leisure Properties, Inc., REIT	29,635	1,078,121

Host Hotels & Resorts, Inc., REIT	44,805	878,626

Liberty Property Trust, REIT	23,960	1,134,027

Piedmont Office Realty Trust, Inc., Class A, REIT	46,515	952,162

SL Green Realty Corp., REIT	3,615	327,953

Total Real Estate		8,017,273

Utilities - 7.6%

Edison International	11,635	696,820

Entergy Corp.	25,245	2,356,116

Exelon Corp.	12,101	587,988

NRG Energy, Inc.	15,890	662,295

Public Service Enterprise Group, Inc.	15,995	940,666

Total Utilities		5,243,885

Total Common Stocks (Cost $64,179,060)		67,418,153

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $3,466,804 or 5.1% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Principal Amount	Value

Short-Term Investments - 2.4%

Joint Repurchase Agreements - 0.3%[2]

BNP Paribas S.A., dated 02/28/19, due 03/01/19, 2.590% total to be received $198,260 (collateralized by various U.S. Treasuries, 0.000% - 7.250%, 06/15/19 - 05/15/48, totaling $202,211)	$198,246	$198,246

	Shares

Other Investment Companies - 2.1%

Dreyfus Government Cash Management Fund,

Institutional Shares, 2.30%[3]	469,830	469,830

Dreyfus Institutional Preferred Government

Money Market Fund, Institutional Shares, 2.36%[3]	469,830	469,830

JPMorgan U.S. Government Money Market Fund,

IM Shares, 2.34%[3]	484,068	484,068

Total Other Investment Companies		1,423,728

Total Short-Term Investments (Cost $1,621,974)		1,621,974

Total Investments - 100.7% (Cost $65,801,034)		69,040,127

Other Assets, less Liabilities - (0.7)%		(472,189)

Net Assets - 100.0%		$68,567,938

[3]	Yield shown represents the February 28, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

    The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of February 28, 2019:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$67,418,153	–	–	$67,418,153

Short-Term Investments

Joint Repurchase Agreements	–	$198,246	–	198,246

Other Investment Companies	1,423,728	–	–	1,423,728

Total Investments in Securities	$68,841,881	$198,246	–	$69,040,127

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the fiscal year ended February 28, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities February 28, 2019

AMG Systematic Mid Cap Value Fund

Assets:

Investments at Value[1] (including securities on loan valued at $3,466,804)	$69,040,127

Receivable for investments sold	174,048

Dividend, interest and other receivables	137,115

Receivable for Fund shares sold	57,093

Receivable from affiliate	678

Prepaid expenses and other assets	17,660

Total assets	69,426,721

Liabilities:

Payable upon return of securities loaned	198,246

Payable for investments purchased	493,476

Payable for Fund shares repurchased	50,218

Accrued expenses:

Investment advisory and management fees	31,009

Administrative fees	7,752

Distribution fees	1,156

Professional fees	30,646

Other	46,280

Total liabilities	858,783

Net Assets	$68,567,938

[1] Investments at cost	$65,801,034

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

AMG Systematic Mid Cap Value Fund

Net Assets Represent:

Paid-in capital	$81,270,329

Distributable earnings (loss)	(12,702,391)

Net Assets	$68,567,938

Class N:

Net Assets	$6,140,289

Shares outstanding	409,665

Net asset value, offering and redemption price per share	$14.99

Class I:

Net Assets	$62,427,649

Shares outstanding	4,163,302

Net asset value, offering and redemption price per share	$14.99

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the fiscal year ended February 28, 2019

AMG Systematic Mid Cap Value Fund

Investment Income:

Dividend income	$1,332,204

Securities lending income	4,867

Foreign withholding tax	(42)

Total investment income	1,337,029

Expenses:

Investment advisory and management fees	450,309

Administrative fees	112,577

Distribution fees - Class N	18,865

Registration fees	39,535

Professional fees	34,107

Reports to shareholders	32,793

Custodian fees	17,804

Trustee fees and expenses	4,744

Transfer agent fees	4,312

Miscellaneous	3,408

Total expenses before offsets	718,454

Expense reimbursements	(46,180)

Expense reductions	(17,091)

Net expenses	655,183

Net investment income	681,846

Net Realized and Unrealized Loss:

Net realized gain on investments	2,068,958

Net change in unrealized appreciation/depreciation on investments	(3,505,601)

Net realized and unrealized loss	(1,436,643)

Net decrease in net assets resulting from operations	$(754,797)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the fiscal years ended February 28,

	AMG Systematic Mid Cap Value Fund

	2019	2018

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$681,846	$557,344

Net realized gain on investments	2,068,958	12,821,118

Net change in unrealized appreciation/depreciation on investments	(3,505,601)	(4,636,521)

Net increase (decrease) in net assets resulting from operations	(754,797)	8,741,941

Distributions to Shareholders:[1]

Class N	–	(46,224)

Class I	(87,266)	(746,075)

Total distributions to shareholders	(87,266)	(792,299)

Capital Share Transactions:[2]

Net decrease from capital share transactions	(12,014,014)	(38,003,268)

Total decrease in net assets	(12,856,077)	(30,053,626)

Net Assets:

Beginning of year	81,424,015	111,477,641

End of year[3]	$68,567,938	$81,424,015

[1]	See Note 1(d) of the Notes to Financial Statements.

[2]	See Note 1(g) of the Notes to Financial Statements.

[3]

Net assets - End of year includes distributions in excess of net investment income of $(40,253) in 2018. During 2018, the requirement to disclose undistributed (distributions in excess of) net investment income was eliminated.

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	February 28/29,
Class N	2019	2018	2017[1]	2016	2015
Net Asset Value, Beginning of Year	$15.26	$13.96	$10.66	$14.06	$14.12
Income (loss) from Investment Operations:
Net investment income[2,3]	0.10	0.05	0.08[4]	0.06[4]	0.07[5]
Net realized and unrealized gain (loss) on investments	(0.37)	1.33	3.50	(2.27)	0.76
Total income (loss) from investment operations	(0.27)	1.38	3.58	(2.21)	0.83
Less Distributions to Shareholders from:
Net investment income	–	(0.08)	(0.28)	(0.07)	(0.04)
Net realized gain on investments	–	–	–	(1.12)	(0.85)
Total distributions to shareholders	–	(0.08)	(0.28)	(1.19)	(0.89)
Net Asset Value, End of Year	$14.99	$15.26	$13.96	$10.66	$14.06
Total Return[3,6]	(1.77)%	9.87%	33.55%	(16.54)%	6.04%
Ratio of net expenses to average net assets[7]	1.10%	1.09%	1.09%	1.06%	0.98%
Ratio of gross expenses to average net assets[8]	1.18%	1.21%	1.16%	1.08%	1.06%
Ratio of net investment income to average net assets[3]	0.68%	0.35%	0.66%	0.45%	0.47%
Portfolio turnover	85%	101%	146%	122%	128%
Net assets end of year (000’s) omitted	$6,140	$8,554	$15,875	$22,190	$37,559

AMG Systematic Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal year

	February 28/29,
Class I	2019	2018[9]	2017[1]	2016	2015

Net Asset Value, Beginning of Year	$15.25	$13.97	$10.67	$14.08	$14.17
Income (loss) from Investment Operations:
Net investment income[2,3]	0.14	0.09	0.11[4]	0.09[4]	0.11[5]
Net realized and unrealized gain (loss) on investments	(0.38)	1.33	3.51	(2.26)	0.77
Total income (loss) from investment operations	(0.24)	1.42	3.62	(2.17)	0.88
Less Distributions to Shareholders from:
Net investment income	(0.02)	(0.14)	(0.32)	(0.11)	(0.11)
Net realized gain on investments	–	–	–	(1.13)	(0.86)
Total distributions to shareholders	(0.02)	(0.14)	(0.32)	(1.24)	(0.97)
Net Asset Value, End of Year	$14.99	$15.25	$13.97	$10.67	$14.08
Total Return[3,6]	(1.56)%	10.17%	33.91%	(16.30)%	6.33%
Ratio of net expenses to average net assets[7]	0.85%	0.84%	0.84%	0.81%	0.73%
Ratio of gross expenses to average net assets[8]	0.93%	0.96%	0.91%	0.82%	0.81%
Ratio of net investment income to average net assets[3]	0.93%	0.66%	0.87%	0.68%	0.78%
Portfolio turnover	85%	101%	146%	122%	128%

Net assets end of year (000’s) omitted	$62,428	$72,870	$93,920	$149,018	$625,712

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class S and Class I, respectively.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04 and $0.07 for Class N and Class I, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.12 for Class N and Class I, respectively

[6]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[7]	Includes reduction from broker recapture amounting to 0.02%, 0.03%, 0.03%, 0.01% and 0.08% for the fiscal years ended 2019, 2018, 2017, 2016, and 2015, respectively.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Effective June 23, 2017, Class S shares were converted to Class I shares.

Notes to Financial Statements February 28, 2019

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the AMG Systematic Mid Cap Value Fund (the “Fund”).

The Fund offers different classes of shares, Class N and Class I shares. The Fund previously held Class S shares, which effective June 23, 2017, were converted to Class I shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (continued)

curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b.	SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the fiscal year ended February 28, 2019, the impact on the expenses and expense ratios, if any, was $17,091 or 0.02%.

d.	DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to an investment in partnerships. Temporary differences are primarily due to wash sales.

The distributions disclosed on the Statements of Changes in Net Assets for the fiscal year ended February 28, 2018 were from the following sources:

Net Investment Income

Class N	$46,224

Class I	746,075

Total	$792,299

The tax character of distributions paid during the fiscal years ended February 28, 2019 and February 28, 2018 were as follows:

Distributions paid from:	2019	2018

Ordinary income	$87,266	$792,299

Short-term capital gains	–	–

Long-term capital gains	–	–

	$87,266	$792,299

As of February 28, 2019, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

Capital loss carryforward	$15,684,737

Undistributed ordinary income	589,151

Undistributed short-term capital gains	–

Undistributed long-term capital gains	–

Late-year loss deferral	–

At February 28, 2019, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net

$66,646,932	$6,250,729	$(3,857,534)	$2,393,195

e.	FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of February 28, 2019, and for all open tax years (generally, the three prior

Notes to Financial Statements (continued)

taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f.	CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of February 28, 2019, the Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

Capital Loss Carryover Amounts

Short-Term	Long-Term	Total

$15,273,530	$411,207	$15,684,737

For the fiscal year ended February 28, 2019, the Fund utilized capital loss carryovers in the amount of:

Capital Loss Carryover Utilized

Short-Term	Long-Term

–	$1,103,476

g.	CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended February 28, 2019 and February 28, 2018, the capital stock transactions by class for the Fund were as follows:

	February 28, 2019		February 28, 2018
	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	37,400	$564,146	109,515	$1,561,225

Reinvestment of distributions	–	–	2,891	45,363

Cost of shares repurchased	(188,299)	(2,838,250)	(689,167)	(9,718,133)

Net decrease	(150,899)	$(2,274,104)	(576,761)	$(8,111,545)

Class S:[1]

Proceeds from sale of shares	–	–	5,265	$73,055

Cost of shares repurchased	–	–	(89,206)	(1,218,096)

Share Conversion	–	–	(36,667)	(503,433)

Net decrease	–	–	(120,608)	$(1,648,474)

Class I:

Proceeds from sale of shares	705,057	$9,799,123	713,179	$10,116,082

Reinvestment of distributions	6,768	86,964	47,490	744,167

Cost of shares repurchased	(1,326,482)	(19,625,997)	(2,741,327)	(39,606,931)

Share Conversion	–	–	36,613	503,433

Net decrease	(614,657)	$(9,739,910)	(1,944,045)	$(28,243,249)

1 Effective June 23, 2017, Class S shares were converted to Class I shares.

h.	REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM

Notes to Financial Statements (continued)

in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At February 28, 2019, the market value of Repurchase Agreements outstanding was $198,246.

2.	AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Systematic Financial Management L.P. (“Systematic”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Systematic.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the fiscal year ended February 28, 2019, the Fund paid an investment management fee at the annual rate of 0.60% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least July 1, 2019, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of the Fund to 0.87% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from the Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At February 28, 2019, the Fund’s expiration of recoupment is as follows:

Expiration Period

Less than 1 year	$49,513

Within 2 years	76,669

Within 3 years	46,180

Total Amount Subject to Recoupment	$172,362

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the fiscal year ended February 28, 2019, the Fund borrowed a maximum amount of $2,809,656 for

Notes to Financial Statements (continued)

two days paying interest of $441. The interest amount is included in the Statement of Operations as miscellaneous expense. At February 28, 2019, the Fund had no interfund loans outstanding.

3.	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended February 28, 2019, were $63,142,919 and $74,182,512, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the fiscal year ended February 28, 2019.

4.	PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and, effective October 1, 2018, may also be accepted in U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at February 28, 2019, were as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$3,466,804	$198,246	$3,372,700	$3,570,946

The following table summarizes the securities received as collateral for securities lending:

Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.750%	03/12/19-08/15/47

5.	COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6.	MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of February 28, 2019:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
BNP Paribas S.A.	$198,246	–	$198,246	$198,246	–

Notes to Financial Statements (continued)

7.	REGULATORY UPDATES

In August 2018, the FASB issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which is effective for periods starting after December 15, 2019. The primary focus of the update is to improve the effectiveness of ASC 820’s disclosure in the notes to financial statements. The Fund has early adopted these changes and there was no significant impact on the financial statements and accompanying notes.

Effective November 15, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendment requires collapsing the components of distributable earnings on the Statement of Assets and Liabilities and collapsing the distributions paid to shareholders on the Statements of Changes in Net Assets. The Fund has adopted these amendments and there was no significant impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require an additional disclosure in or adjustment of the Fund’s financial statements, except the Board of Trustees voted to close the Fund on or about June 4, 2019.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF AMG FUNDS AND SHAREHOLDERS OF AMG SYSTEMATIC MID CAP VALUE FUND

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AMG Systematic Mid Cap Value Fund (one of the funds constituting AMG Funds, referred to hereafter as the “Fund”) as of February 28, 2019, the related statement of operations for the year ended February 28, 2019, the statement of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2019 and the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 26, 2019

We have served as the auditor of one or more investment companies in AMG Funds Family since 1993.

Other Information

TAX INFORMATION

The AMG Systematic Mid Cap Value Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2019 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code, AMG Systematic Mid Cap Value Fund hereby designates $0 as a capital gain distribution with respect to the taxable year ended February 28, 2019, or if subsequently determined to be different, the net capital gains of such fiscal year.

AMG Funds Trustees and Officers

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and ages are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The Chairman of the Trustees, President, Treasurer and Secretary of the Trust are elected by the Trustees annually. Other officers hold office at the pleasure of the Trustees.

Independent Trustees

The following Trustees are not “interested persons” of the Trust within the meaning of the 1940 Act:

Number of Funds Overseen in Fund Complex	Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee

• Trustee since 2012	Bruce B. Bingham, 70
• Oversees 54 Funds in Fund Complex	Partner, Hamilton Partners (real estate development firm) (1987-Present); Director of The Yacktman Funds (2000-2012).

• Trustee since 1999	Edward J. Kaier, 73
• Oversees 54 Funds in Fund Complex

Attorney at Law and Partner, Teeters Harvey Marrone & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007); Trustee of Third Avenue Trust (3 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

• Trustee since 2013	Kurt A. Keilhacker, 55
• Oversees 57 Funds in Fund Complex

Managing Partner, TechFund Capital (1997-Present); Managing Partner, TechFund Europe (2000-Present); Board Member, 6wind SA, (2002-Present); Managing Partner, Elementum Ventures (2013-Present); Director, MetricStory, Inc. (2017-Present); Trustee, Wheaton College (2018-Present); Trustee, Gordon College (2001-2016).

• Trustee since 2000	Steven J. Paggioli, 69
• Oversees 54 Funds in Fund Complex

Independent Consultant (2002-Present); Trustee, Professionally Managed Portfolios (32 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel (2008–Present); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001).

• Trustee since 2013	Richard F. Powers III, 73
• Oversees 54 Funds in Fund Complex	Adjunct Professor, U.S. Naval War College (2016-Present); Adjunct Professor, Boston College (2010-2013); President and CEO of Van Kampen Investments Inc. (1998-2003).

• Independent Chairman	Eric Rakowski, 60
• Trustee since 2000 • Oversees 57 Funds in Fund Complex

Professor of Law, University of California at Berkeley School of Law - Boalt Hall (1990-Present); Director of Harding, Loevner Funds, Inc. (9 portfolios); Trustee of Third Avenue Trust (3 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

• Trustee since 2013	Victoria L. Sassine, 53
• Oversees 57 Funds in Fund Complex

Adjunct Professor, Babson College (2007–Present); Director, Board of Directors, PRG Group (2017-Present); CEO, Founder, Scale Smarter Partners, LLC (2018-Present); Chairperson, Board of Directors, Business Management Associates (2018-Present).

• Trustee since 2004	Thomas R. Schneeweis, 71
• Oversees 54 Funds in Fund Complex

Professor Emeritus, University of Massachusetts (2013-Present); President, TRS Associates (1982-Present); Board Member, Chartered Alternative Investment Association (“CAIA”) (2002-Present); Director, Institute for Global Asset and Risk Management (Education) (2010-Present); Co-Owner, Quantitative Investment Technologies (2014-Present); Director of Research, Yes Wealth Management (2018-Present); Partner, S Capital Wealth Advisors (2015-2018); Partner, S Capital Management, LLC (2007-2015); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-2013).

AMG Funds Trustees and Officers (continued)

Interested Trustees

Each Trustee in the following table is an “interested person” of the Trust within the meaning of the 1940 Act. Ms. Carsman is an interested person of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG.

Number of Funds Overseen in Fund Complex	Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
• Trustee since 2011	Christine C. Carsman, 67
• Oversees 57 Funds in Fund Complex

Senior Policy Advisor, Affiliated Managers Group, Inc. (2019-Present); Director of Harding, Loevner Funds, Inc. (9 portfolios); Executive Vice President, Deputy General Counsel and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2017-2018); Director (2010-2018) and Chair of the Board of Directors (2015-2018), AMG Funds plc; Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc.(2011-2016); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004).

Officers

Position(s) Held with Fund and Length of Time Served	Name, Age, Principal Occupation(s) During Past 5 Years
• President since 2018 • Principal Executive Officer since 2018 • Chief Executive Officer since 2018 • Chief Operating Officer since 2007

Keitha L. Kinne, 60

Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); President and Principal, AMG Distributors, Inc. (2018-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); President, Chief Executive Officer and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2018-Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007-Present); Chief Operating Officer, AMG Funds IV (2016-Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2012-2014); Managing Partner, AMG Funds LLC (2007-2014); President and Principal, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006).

• Secretary since 2015 • Chief Legal Officer since 2015

Mark J. Duggan, 54

Senior Vice President and Senior Counsel, AMG Funds LLC (2015-Present); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2015-Present); Attorney, K&L Gates, LLP (2009-2015).

• Chief Financial Officer since 2017 • Treasurer since 2017 • Principal Financial Officer since 2017 • Principal Accounting Officer since 2017

Thomas G. Disbrow, 53

Vice President, Mutual Fund Treasurer & CFO, AMG Funds, AMG Funds LLC (2017-Present); Chief Financial Officer, Principal Financial Officer, Treasurer and Principal Accounting Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Managing Director - Global Head of Traditional Funds Product Control, UBS Asset Management (Americas), Inc. (2015-2017); Managing Director - Head of North American Funds Treasury, UBS Asset Management (Americas), Inc. (2011-2015).

• Chief Compliance Officer since 2016

Gerald F. Dillenburg, 52

Vice President, Chief Compliance Officer AMG Funds, AMG Funds LLC (2017-Present); Chief Compliance Officer AMG Funds, AMG Funds LLC (2016-2017); Chief Compliance Officer and Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Chief Compliance Officer, AMG Funds IV (1996-Present); Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds IV (2016-Present); Chief Compliance Officer, Aston Asset Management, LLC (2006-2016); Chief Operating Officer, Aston Funds (2003-2016); Secretary, Aston Funds (1996-2015); Chief Financial Officer, Aston Funds (1997-2010); Chief Financial Officer, Aston Asset Management, LLC (2006-2010); Treasurer, Aston Funds (1996-2010).

• Deputy Treasurer since 2017

John A. Starace, 48

Director, Mutual Fund Accounting, AMG Funds LLC (2017-Present); Vice President, Deputy Treasurer of Mutual Funds Services, AMG Funds LLC (2014-2017); Deputy Treasurer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Vice President, Citi Hedge Fund Services (2010-2014); Audit Senior Manager (2005-2010) and Audit Manager (2001-2005), Deloitte & Touche LLP.

• Anti-Money Laundering Compliance Officer since 2014

Patrick J. Spellman, 45

Vice President, Chief Compliance Officer, AMG Funds LLC (2017-Present); Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-2017); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Anti-Money Laundering Officer, AMG Funds IV, (2016-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).

• Assistant Secretary since 2016	Maureen A. Meredith, 33

Vice President, Counsel, AMG Funds LLC (2019-Present); Director, Counsel, AMG Funds LLC (2017-2018); Vice President, Counsel, AMG Funds LLC (2015-2017); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2016-Present); Associate, Ropes & Gray LLP (2011-2015); Law Fellow, Massachusetts Appleseed Center for Law and Justice (2010-2011).

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

SUBADVISER

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, NJ 07666

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. To review a complete list of the Fund’s portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com |	29

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com |	022819	AR004

Item 2.	CODE OF ETHICS

Registrant has adopted a Code of Ethics. See attached Exhibit 13(a)(1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees has determined that independent Trustee Mr. Steven J. Paggioli qualifies as an Audit Committee Financial Expert. Mr. Paggioli is “independent” as such term is defined in Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees

The aggregate fees billed by the Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Fund for the Fund’s two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

	Fiscal 2019	Fiscal 2018
AMG Systematic Mid Cap Value Fund	$22,334	$29,984

(b)	Audit-Related Fees

There were no fees billed by PwC to the Fund in its two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Fund’s two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c)	Tax Fees

The aggregate fees billed by PwC to the Fund for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

	Fiscal 2019	Fiscal 2018
AMG Systematic Mid Cap Value Fund	$7,774	$7,369

For the Fund’s two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund were $0 for fiscal 2019 and $0 for fiscal 2018, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

There were no other fees billed by PwC to the Fund for all other non-audit services (“Other Fees”) during the Fund’s two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund.

(e)(1) According to policies adopted by the Audit Committee, services provided by PwC to the Fund must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Fund without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Fund. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e)(2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC in 2019 and 2018 for non-audit services rendered to the Funds and Fund Service Providers were $61,399 and $95,194, respectively. For the fiscal year ended February 28, 2019, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $53,625 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended February 28, 2018, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $87,825 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment advisor, and any entity controlling, controlled, or under common control with the investment advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the internal control over financial reporting.

Item 12.          DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	May 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	May 6, 2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	May 6, 2019